Cover	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity File Number	001-37760
Entity Registrant Name	SiteOne Landscape Supply, Inc.
Entity Central Index Key	0001650729
Entity Tax Identification Number	46-4056061
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Colonial Center Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Roswell
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30076
City Area Code	470
Local Phone Number	277-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SITE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false